Net Fee and Commission Income_Details Of Fee And Commission Income And Fee And Commission Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [2]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Fee and commission income
Banking activity fees		₩ 208,443			₩ 188,405	₩ 176,968
Lending activity fees		74,340			74,858	79,287
Credit & Debit card related fees and comissions	[1]	1,360,515			1,847,743	1,628,033
Agent activity fees		149,585			152,028	172,220
Trust and other fiduciary fees		363,767			353,903	219,215
Fund management related fees		132,657			132,889	119,745
Guarantee fees		44,104			49,546	40,710
Foreign currency related fees		124,201			106,038	99,022
Commissions from transfer agent services		167,071			195,556	166,371
Other business account commission on consignment		36,947			33,793	33,707
Commissions received on securities business		518,309			450,199	154,966
Lease fees		246,537			144,221	75,737
Others		291,244			259,071	184,896
Sub-total		3,717,720	[2]	$ 3,340,720	3,988,250	3,150,877
Fee and commission expense
Trading activity related fees	[3]	31,889			29,547	15,555
Lending activity fees		25,734			23,253	15,010
Credit & Debit card related fees and comissions		907,831			1,482,221	1,209,553
Outsourcing related fees		164,594			127,542	91,700
Foreign currency related fees		43,053			27,394	17,205
Other		301,243			248,269	216,962
Sub-total		1,474,344	[2]	1,324,836	1,938,226	1,565,985
Net fee and commission income		2,243,376	[2]	$ 2,015,884	₩ 2,050,024	₩ 1,584,892
Services Provided To The Members		₩ 743,238

[1]	In accordance with IFRS 15, the amount of KRW 743,238 related to the services provided to the members is deducted from the income and expenses related to credit and debit card for the year ended December 31, 2018.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The fees from financial instruments at fair value through profit or loss.